Shareholders’ Equity	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 10 — SHAREHOLDERS’ EQUITY

On February 25, 2026, the Board of Directors approved an increase in the Company’s authorized share capital from 31,000,000 Common Shares divided into 30,000,000 Class A Common Shares and 1,000,000 Class B Common Shares, par value US$0.01 each (equivalent to 1,550,000 Common Shares divided into 1,500,000 Class A Common Shares and 50,000 Class B Common Shares, par value US$0.20 each, as adjusted for the 1-for-20 reverse share split effective April 27, 2026), to 10,000,000,000 Common Shares divided into 9,600,000,000 Class A Common Shares and 400,000,000 Class B Common Shares, par value US$0.01 each (equivalent to 500,000,000 Common Shares divided into 480,000,000 Class A Common Shares and 20,000,000 Class B Common Shares of a par value of US$0.2 each, as adjusted for the 1-for-20 reverse share split).

On March 26, 2026, the Board of Directors of the Company approved a 1-for-20 reverse split of the Company’s common shares with the effective date of April 27, 2026. Immediately upon the effectiveness of the Share Consolidation, the Company increased its authorized share capital from US$100,000,000 divided into 480,000,000 Class A Common Shares of a par value of US$0.2 and 20,000,000 Class B Common Shares of a par value of US$0.2 each, to US$2,000,000,000 divided into 9,600,000,000 Class A Common Shares of a par value of US$0.2 and 400,000,000 Class B Common Shares of a par value of US$0.2, of which 3,249,337 Class A common shares were issued and outstanding as of June 30, 2026. The financial statements give retroactive effect to this 1-for-20 Reverse Share Split.

On April 30, 2026, the Board of Directors of the Company approved a reduction of the par value of all of its issued and unissued shares from US$0.2 each to US$0.0001 each, so that after such reduction, the Company’s authorized share capital will be US$1,000,000 and the Company will be authorized to issue a maximum of 10,000,000,000 common shares divided into 9,600,000,000 Class A Common Shares of a nominal or par value of US$0.0001 each and 400,000,000 Class B Common Shares of a nominal or par value of US$0.0001 each, (the “Share Capital Reduction”). The Share Capital Reduction was filed with the Registry of Corporate Affairs of the British Virgin Islands on June 2, 2026.

Share incentive plan

Except as otherwise stated, all share counts and prices herein are retrospectively adjusted for the 1-for-20 reverse share split effective April 27, 2026.

In November 2022, the Compensation Committee and the Board of Directors approved and adopted the 2022 Equity Incentive Plan, or the 2022 Plan, which is substantially similar to the Company’s 2019 Plan.

On March 19, 2025 and April 7, 2025, the Board of Directors approved the grant of 5,000 and 8,000 shares of Class A Common Share, respectively, to two employees pursuant to the 2022 Share Incentive Plan, with an aggregate fair value of $1,558,200 based on the grant-date closing prices of $143 and $105.4, respectively. The incentive shares granted vested immediately upon grant.

On January 30, 2026, the Board of Directors approved the grant of 9,338 shares of Class A Common Share to two employees pursuant to the 2022 Share Incentive Plan, with an aggregate fair value of $190,473 based on the grant-date closing prices of $20.4. The incentive restricted shares granted vested immediately upon grant, with shares reissued from treasury shares.

Private placement

On February 13, 2026, the Company entered into a securities purchase agreement with certain investors for a private placement offering of 3,000,000 Class A common shares of par value US$0.2 per share at the subscription price of US$8.0 per Class A Common Share and warrants to purchase up to an aggregate of 6,000,000 Class A Common Shares (the “Warrants”).

The Warrants are exercisable in two equal tranches: warrants to purchase 3,000,000 Class A Common Shares are exercisable at a price equal to 200% of the Per Share Purchase Price, and Warrants to purchase the remaining 3,000,000 Class A Common Shares are exercisable at a price equal to 250% of the Per Share Purchase Price. The Warrants are exercisable on or after the ninety (90th) day following the closing date and will expire five (5) years after that date.

On March 6, 2026, all closing conditions under the Securities Purchase Agreement were satisfied, and the Private Placement was consummated. The Company issued the Class A common shares and warrants to the investors in accordance with the agreement, and gross proceeds from the share issuance were approximately US$24.0 million.